Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Tables Abstract
Schedule of inventory

Inventory as of June 30, 2019 and December 31, 2018 consisted of the following:

	June 30,	December 31,
	2019	2018
Raw materials	$800	$1,646
Demo	—	—
Finished goods	39,595	59,359
Total	$40,396	$61,005
Inventory as of December 31, 2018 and 2017 consisted of the following:
	December 31, 2018	December 31, 2017
Raw materials	$1,646	$—
Demo	—	—
Finished goods	59,359	35,757
Total	$61,005	$35,757